Deficit Equity (Notes)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Common Stock

On the Effective Date, all previously issued and outstanding shares of the Predecessor Company’s common stock were canceled, as were all other previously issued and outstanding equity interests. On the Effective Date, the Company issued 7,475,000 shares of New Common Stock pursuant to the Section 1145 Rights Offering and 26,662,690 shares of New Common Stock pursuant to the 4(a)(2) Rights Offering. Additionally, the Company issued 2,060,184 shares of New Common Stock pursuant to the Backstop Commitment, including 1,475,652 shares of New Common Stock issued as consideration for the BCA Commitment Premium. A portion of the 1145 Rights Offering Stock issued to the Commitment Parties, and all of the 4(a)(2) Rights Offering Stock, are restricted securities under the Securities Act, and may not be offered, sold or otherwise transferred except in accordance with applicable restrictions. In addition, upon effectiveness of the Plan, the Company issued 11,791,126 shares of New Common Stock to holders of the Second Lien Notes pursuant to the Second Lien Notes Equity Distribution.

In accordance with the Plan, all shares of New Common Stock were automatically exchanged for one share of common stock, par value $0.01 per share, of MPM Holdings, which contributed the shares of New Common Stock to its wholly-owned subsidiary, MPM Intermediate Holdings Inc. As a result, MPM is a wholly owned subsidiary of MPM Intermediate Holdings Inc.

The shares of New Common Stock described above were exempt from registration under the Securities Act pursuant to (i) Section 1145 of the Bankruptcy Code, which generally exempts from such registration requirements the issuance of securities under a plan of reorganization, and/or (ii) Section 4(a)(2) of the Securities Act because the issuance did not involve any public offering. Momentive’s registration statement on Form S-1 (Registration No. 333-201338) initially filed December 31, 2014 (as amended, the “Form S-1”), which became effective on July 2, 2015, registered for resale 39,305,467 shares of the New Common Stock.

On November 7, 2014, the Company effected a reverse stock split and, as a result, 48 shares of the New Common Stock remained outstanding at December 31, 2014. At December 31, 2013, common stock consisted of 100 shares of Predecessor Company common stock issued and outstanding with a par value of one cent per share. At December 31, 2013, Old MPM Holdings represented the sole shareholder of the Company.
Paid-in Capital
Additional paid-in capital of the Successor Company at December 31, 2016 and December 31, 2015 primarily relates to the issuance of common stock in connection with the $600 Rights Offerings described above, $1 pertaining to issuance of company’s shares to certain Directors, as well as the conversion of the $30 BCA Commitment Premium and the Old Second Lien Notes into equity of the Successor Company (see Note 2).